5. Prepaid Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
5. Prepaid Expenses

In July 2013, the Company entered into an agreement with Maxim Group LLC to provide general financial advisory and investment banking services to the Company for three years on a non-exclusive basis. Under this agreement, Maxim received common stock equal to 4.99% of the outstanding common stock of the Company as of that date, or 210,250 shares of common stock. These shares were valued at $15.00, which was the closing price of the Company’s common stock on the date of the agreement, for a total expense of $3,153,750. This expense is being recognized ratably over the life of the three-year term of the agreement at $262,813 per quarter. As of March 31, 2014, $2,442,449 remained in prepaid expenses.

In July 2013, the Company entered into an agreement with Maxim Group LLC to provide general financial advisory and investment banking services to the Company for three years on a non-exclusive basis. Under this agreement, Maxim received common stock equal to 4.99% of the outstanding common stock of the Company as of that date, or 21,025,000 shares of common stock. These shares were valued at $0.15, which was the closing price of the Company’s common stock on the date of the agreement, for a total expense of $3,153,750. This expense is being recognized ratably over the life of the three-year term of the agreement at $262,813 per quarter. As of December 31, 2013, $2,628,125 remained in prepaid expenses.